Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 66,795	$ 17,578
Inventories	198,795	242,649
Fixed assets, net	10,617
Intangible Asset	2,344
Total assets	278,459	260,227
Current liabilities
Accounts payable and accrued liabilities	20,470	5,934
Total current liabilities	20,470	5,934
Total liabilities	20,470	5,934
Stockholders' equity (deficit)
MembersÂ’ equity		527,876
Preferred Stock; $0.001 par value, 50,000,000 authorized
Common stock; $0.001 par value;200,000,000 shares authorized; 14,529,334 and 0 shares issued and outstanding as of June 30, 2018, and December 31, 2017, respectively.	14,529
Additional paid-in capital	664,217
Accumulated deficit	(420,757)	(273,583)
Total stockholders' equity (deficit)	257,989	254,293
Total liabilities and stockholders' equity (deficit)	$ 278,459	$ 260,227